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NVEST STAR ADVISERS FUND
NVEST STAR WORLDWIDE FUND
NVEST STAR SMALL CAP FUND
NVEST STAR VALUE FUND

STATEMENT OF ADDITIONAL INFORMATION -- PART I


MAY 1, 2000 (AS REVISED JULY 31, 2000)



     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated May 1, 2000 for Class A, Class B and Class C shares or the Prospectus dated May 1, 2000 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Nvest Funds Distributor, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Nvest Funds at 800-225-5478 or by placing an order online at www.nvestfunds.com.

     Part I of this Statement  contains  specific  information  about the Funds.
Part II includes information about the Funds and other Nvest Funds. The Funds are each a diversified fund of Nvest Funds Trust I (the "Trust"), a registered open-end management investment company that offers a total of twelve funds.

     The Funds' financial statements and accompanying notes that appear in the Funds' annual and semi-annual reports are incorporated by reference into this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.

                          T a b l e  o f  C o n t e n t s
                                                                            Page
                                                                            ----
                                     PART I

     Investment Restrictions ..............................................   ii
     Fund Charges and Expenses ...........................................   vii
     Ownership of Fund Shares ............................................  xiii
     Investment Performance of the Funds .................................   xiv

                                     PART II

     Miscellaneous Investment Practices ....................................   2
     Management of the Trusts ..............................................  22
     Portfolio Transactions and Brokerage ..................................  38
     Description of the Trusts and Ownership of Shares .....................  45
     How to Buy Shares .....................................................  48
     Net Asset Value and Public Offering Price .............................  49
     Reduced Sales Charges - Class A Shares Only ...........................  50
     Shareholder Services ..................................................  52
     Redemptions ...........................................................  59
     Standard Performance Measures .........................................  61
     Income Dividends, Capital Gain Distributions and Tax Status ...........  66
     Financial Statements ..................................................  68
     Appendix A - Description of Bond Ratings ..............................  69
     Appendix B - Media That May Contain Fund Information ..................  71
     Appendix C - Advertising and Promotional Literature ...................  74
     Appendix D - Portfolio Composition of the High Income, Strategic
             Income, Bond Income and Municipal Income Funds ................  78

                                                                       XR33-0700


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                             INVESTMENT RESTRICTIONS

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     The following is a description  of  restrictions  on the  investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended the "1940 Act"). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

NVEST STAR ADVISERS FUND
Nvest Star Advisers Fund (the "Star Advisers Fund") may not:

*(1) With respect to 75% of its total  assets,  invest in the  securities of any
     one  issuer  (other  than  the  U.S.   Government   and  its  agencies  and
     instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12)Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(13)Issue senior securities; (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (3) or (6) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

NVEST STAR WORLDWIDE FUND
Nvest Star Worldwide Fund (the "Star Worldwide Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 33 1/3% of its total assets (taken at cost). (For the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments, (b) enter into currency forward contracts and (c) invest in structured notes;

+(12)Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(13)Issue senior securities; For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments).

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

NVEST STAR SMALL CAP FUND
Nvest Star Small Cap Fund (the "Star Small Cap Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); (for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 33 1/3% of its total assets (taken at cost); (for the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts, short sales and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

+(11)Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(12)Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments).

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

NVEST STAR VALUE FUND
Nvest Star Value Fund (the "Star Value Fund") may not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

*(5) Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of New
     England Funds Trust I or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts. Also, the Fund will not buy or sell real estate or interests in real estate which are not readily marketable. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(10)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11)Make investments for the purpose of exercising control or management;

*(12)Participate on a joint or joint and several basis in any trading account in securities;

*(13)Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

*(14) Write options or warrants;

*(15)Invest  in  the  securities  of  other  investment  companies,   except  by
     purchases in the open market involving only customary brokers' commissions. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets taken at current value in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of such Fund taken at current value, or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16)Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(17)Invest more than 15% of the Fund's total net assets in illiquid  securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees.)

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (17) above.

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                            FUND CHARGES AND EXPENSES

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MANAGEMENT FEES

     Pursuant to separate advisory agreements, each dated August 30, 1996 and amended May 1, 1998 for the Star Advisers, Star Worldwide and Star Value Funds and dated December 31, 1996 and amended May 1, 1998, for the Star Small Cap Fund, Nvest Funds Management, L.P. ("Nvest Management") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, the Star Worldwide and Star Small Cap Funds have each agreed to pay Nvest Management a gross management fee at the annual rate of 1.05% of the Fund's average daily net assets, including any amount of any subsidiary fees paid by the Fund to its subadvisers pursuant to any subadvisory agreement; the Star Advisers Fund has agreed to pay Nvest Management a gross management fee at the annual rate of 1.05% of the first $1 billion of the Fund's average daily net assets and 1.00% of such assets in excess of $1 billion, including any the amount of any subadvisory fees paid by the Fund to its subadvisers pursuant to any subadvisory agreement; and Star Value Fund has agreed to pay Nvest Management a gross management fee at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million of the Fund's average daily net assets and 0.65% of amounts in excess of $500 million of the Fund's average daily net assets, including any amount of any sub-advisory fees paid by the Fund to its subadvisers pursuant to any subadvisory agreement. Prior to May 9, 1997, the management fee rate payable by the Star Advisers Fund to Nvest Management was 1.05% of the Fund's average daily net assets.

     As explained in the Prospectus, the Star Advisers, Star Small Cap, Star Worldwide and Star Value Funds' portfolios are each divided into four segments.

     Pursuant to separate subadvisory agreements, Nvest Management has delegated responsibility for the investment and reinvestment of assets of the segments of the Star Advisers Fund's portfolio to four different subadvisers: Kobrick Funds LLC ("Kobrick"), Janus Capital Corporation ("Janus Capital"), Loomis, Sayles & Company, L.P. ("Loomis Sayles") and Harris Associates L.P. ("Harris Associates"). The subadvisory agreement with Janus Capital is dated August 30, 1996. The subadvisory agreements with Loomis Sayles and Harris Associates are both dated October 17, 1997 and amended May 1, 1998. The subadvisory agreement with Kobrick is dated October 29, 1999. For providing subadvisory services to its segment of Star Advisers Fund, Nvest Management pays Janus Capital a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average net assets of the segment that Janus Capital manages and 0.50% of such assets in excess of $50 million. The Star Advisers Fund pays Harris Associates, for providing subadvisory services to a segment of the Fund, a subadvisory fee at the annual rate of 0.65% of the first $50 million of the average net assets it manages in its segment, 0.60% of the next $50 million of such assets and 0.55% of such assets in excess of $100 million. The Star Advisers Fund pays Loomis Sayles and Kobrick a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment that each manages, 0.50% of the next $200 million of such assets and 0.475% of such assets in excess of $250 million. Prior to August 23, 1999, Founders Asset Management LLC ("Founders") served as subadviser to the segment of the Star Advisers Fund now managed by Kobrick, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by Nvest Management to Founders at the same rates as those currently paid by the Fund to Kobrick. Prior to October 17, 1997, Nvest Management paid each of Founders and Loomis Sayles a subadvisory fee for managing their respective segment of the Fund at the same rate payable to Janus Capital for managing its segment of the Fund; however, from May 9 to October 16, 1997, Founders and Loomis Sayles each voluntarily agreed to waive a portion of their respective subadvisory fees equal to 0.025%, annually, of the excess, if any, of the average net assets of the segment of the Star Advisers Fund managed by each subadviser in excess of $250 million. Prior to July 25, 1997, Berger Associates, Inc. ("Berger") served as subadviser to the segment of the Star Advisers Fund now managed by Harris Associates, pursuant to a subadvisory agreement providing for a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment and 0.50% of such assets in excess of $50 million. From July 25, 1997 to October 16, 1997, Harris Associates served as the subadviser to the segment of the Star Advisers Fund that it currently manages pursuant to a subadvisory agreement providing for a subadvisory fee at the same rate that was payable to Berger for managing such segment. Harris Associates voluntarily agreed to waive its entire subadvisory fee from July 25, 1997 to August 31, 1997. This waiver by Harris Associates did not reduce the management fee paid by the Star Advisers Fund to Nvest Management during this period. Nvest Management paid the waived fees to Berger.

     Pursuant to separate subadvisory agreements, Nvest Management has delegated responsibility for the investment and reinvestment of the assets of the segments of the Star Worldwide Fund's portfolio to four different subadvisers. The subadvisers of the Star Worldwide Fund are Harris Associates, which manages two of the four segments, Loomis Sayles and Montgomery Asset Management, L.L.C. ("Montgomery"), each of which manages one of the four segments. The subadvisory agreement with Harris Associates is dated August 30, 1996 and amended May 1, 1998; the subadvisory agreement with Loomis Sayles is dated April 14, 2000; and the subadvisory agreement with Montgomery is dated August 3, 1998. Prior to August 23, 1999, Founders served as a subadviser to a segment of the Star Worldwide Fund. Following Founders' departure, the assets of the segment it had managed were reallocated to the remaining subadvisers. The Fund pays Harris Associates and Loomis Sayles a subadvisory fee for managing their respective segments of the portfolio at the annual rate of 0.65% of the average daily net assets of each such segment up to $50 million, 0.60% of the next $50 million of such assets and 0.55% of such assets in excess of $100 million. Prior to February 28, 2000, Janus Capital served as subadviser to the segment of the Star Worldwide Fund now managed by Loomis Sayles, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by Nvest Management to Janus Capital at the same rates as those currently paid by the Fund to Loomis Sayles. Nvest Management pays Montgomery a subadvisory fee at the annual rate of 0.85% of the average daily net assets of its segment of the Fund up to $25 million, 0.65% of the next $25 million of such assets and 0.55% of such assets in excess of $50 million. Prior to August 3, 1998, Montgomery's subadvisory fee was at the annual rate of 0.90% of the average daily net assets of its segment of the portfolio up to $25 million, 0.70% of the next $25 million of such assets and 0.55% of such assets in excess of $50 million. Montgomery agreed to waive 0.15% of its subadvisory fee from December 29, 1995 through June 30, 1996.

     Pursuant to separate subadvisory agreements, Nvest Management has delegated responsibility for the investment and reinvestment of the assets of the Star Small Cap Fund's portfolio to four different subadvisers. The subadvisers of the Star Small Cap Fund are Montgomery, RS Investment Management, L.P. ("RS Investment Management"), Loomis Sayles and Harris Associates, each of which manage one of the four segments. The subadvisory agreements with Loomis Sayles and Harris Associates are each dated December 31, 1996 and amended May 1, 1998; the subadvisory agreement with Montgomery is dated July 31, 1997; and the subadvisory agreement with RS Investment Management is dated October 1, 1997. The Fund pays Loomis Sayles and Nvest Management pays RS Investment Management a subadvisory fee at an annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund that such subadviser manages and 0.50% of such assets in excess of $50 million. Nvest Management pays Montgomery a subadvisory fee at an annual rate of 0.65% of the first $50 million of the average daily net assets of the segment that Montgomery manages and 0.50% of such assets in excess of $50 million. The Fund pays Harris Associates a subadvisory fee at the annual rate of 0.70% of the average daily net assets of the segment of the Fund that Harris Associates manages.



     Pursuant to separate subadvisory agreements each dated April 19, 2000, Nvest Management has delegated responsibility for the investment and reinvestment of assets of the Star Value Fund's portfolio to four different subadvisers. The subadvisers of Star Value Fund are Loomis Sayles, Harris Associates, Vaughan, Nelson Scarborough & McCullough, L.P. ("Vaughn Nelson") and Westpeak Investment Advisors, L.P. ("Westpeak"), each of which manages one of the four segments. The Fund pays to Loomis Sayles a subadvisory fee at an annual rate of 0.535% of the first $200 million of its segment of the Fund's average daily net assets, 0.350% of the next $300 million of such assets and 0.300% of such assets in excess of $500 million. The Fund pays to Vaughan Nelson a subadvisory fee at an annual rate of 0.500% of the first $25 million of its segment of the Fund's average daily net assets, 0.400% of the next $175 million of such assets, 0.325% of the next $300 million of such assets and 0.275% of such assets in excess of $500 million. The Fund pays to Harris Associates a subadvisory fee at an annual rate of 0.500% of the first $100 million of its segment of the Fund's average daily net assets and 0.450% of such assets in excess of $100 million. The Fund pays to Westpeak a sub-advisory fee at an annual rate of 0.50% of the first $25 million of such assets, 0.40% of the next $75 million of such assets, 0.35% of the next $100 million of such assets and 0.30% of such assets in excess of $200 million. Beginning on February 28, 2000 through April 18, 2000, the Fund paid subadvisory fees under this arrangement to each of the above-referenced subadvisers under separate interim subadvisory agreements. These agreements were superseded by the subadvisory agreements approved by Star Value Fund's shareholders at a special shareholder meeting on April 19, 2000.



     Prior to February 28, 2000, the Star Value Fund had a single subadviser structure with Loomis Sayles acting as subadviser pursuant to a subadvisory agreement dated August 30, 1996 and amended May 1, 1998. The subadvisory fee payable by the Fund to Loomis Sayles was 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million of the Fund's average daily net assets and 0.300% of the Fund's average daily net assets in excess of $500 million.

     As of May 1, 1998, each subadvisory agreement between Nvest Management and Loomis Sayles or Harris Associates was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by Nvest Management. Also as of May 1, 1998, the advisory agreement for each such Fund was amended to provide that the management fees payable by the Fund to Nvest Management are reduced by the amounts of any subadvisory fees paid directly by the Fund to its subadvisers. These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements, nor the services to be provided to the Funds by Nvest Management and the subadvisers under the agreements. Furthermore, these amendments did not change the overall level of fees payable by any Fund.

     Management fees for the Star Advisers Fund for the fiscal years ended December 31, 1997, 1998 and 1999 were $9,732,113, $10,961,734 and $12,591,170, respectively. The Fund commenced operations on July 7, 1994.

     Management fees for the Star Worldwide Fund for the fiscal years ended December 31, 1997, 1998 and 1999 were $2,442,270, $2,758,173 and $2,625,697, respectively. The Fund commenced operations on December 29, 1995.

     Management fees for the Star Small Cap Fund for the fiscal years ended December 31, 1997, 1998 and 1999 were $745,638, $1,304,538 and $1,492,557, respectively. The Fund commenced operations on December 31, 1996.

     Management fees for the Star Value Fund for the fiscal years ended December 31, 1997, 1998 and 1999 were $3,030,220, $3,260,867 and $2,627,025 respectively.
The Star Value Fund assumed a multi-manager structure on February 28, 2000. The Fund commenced operations on June 5, 1970.

     For the Star Advisers Fund, the Fund paid Kobrick $403,591 in subadvisory fees for the period October 20 through December 31, 1999. Nvest Management paid $1,263,834, $1,313,190 and $1,301,880 in subadvisory fees to Founders (or its predecessor) for the fiscal years ending December 31, 1997 and 1998, and for the period January 1 through October 19, 1999, respectively. Nvest Management paid Berger $704,081 in subadvisory fees for the period January 31 through August 1, 1997. Nvest Management paid $1,108,613, $1,358,439 and $2,213,726 in subadvisory fees to Janus Capital for the fiscal years ending December 31, 1997, 1998 and 1999, respectively. The Fund paid Loomis Sayles $839,505 and $1,143,365 in subadvisory fees for the period May 1 through December 31, 1998 and the fiscal year ended December 31, 1999, respectively. Nvest Management paid Loomis Sayles $1,263,657 and $473,685 in subadvisory fees for the fiscal year ended December 31, 1997 and for the period January 1 to April 30, 1998, respectively. The Fund paid Harris Associates $882,519 and $1,213,904 in subadvisory fees for the period May 1through December 31, 1998 and for the fiscal year ended December 31, 1999, respectively. Nvest Management paid Harris Associates $431,615 and $467,681 in subadvisory fees for the periods September 1 through December 31, 1997 and January 1 to April 30, 1998, respectively.

     For the Star Worldwide Fund, Nvest Management paid $291,060, $345,986 and $248,981; $321,893, $428,211 and $480,249; and $353,540, $278,706 and $264,825;
in subadvisory fees to Founders, Janus Capital and Montgomery, or their respective predecessors, respectively, for the fiscal years ended December 31, 1997, 1998 and 1999 (for the period January 1 through October 19, 1999 for Founders). Nvest Management paid $611,766 and $252,350 in subadvisory fees to Harris Associates for the fiscal year ending December 31, 1997 and for the period January 1 to April 30, 1998, respectively. The Fund paid Harris Associates $445,724 and $663,004; and in subadvisory fees for the period May 1 to December 31, 1998 and the fiscal year ending December 31, 1999, respectively.

     For the Star Small Cap Fund, Nvest Management paid $112,593, $186,559 and $170,613; and $100,286, $185,912 and $275,662 in subadvisory fees to Montgomery (or its predecessor) and RS Investment Management (or its predecessor), respectively, for the fiscal years ended December 31, 1997, 1998 and 1999. Nvest Management paid $130,052 and $75,229; and $92,832 and $56,037 in subadvisory fees to Harris Associates and Loomis Sayles, respectively, for the fiscal year ended December 31, 1997 and for the period January 1 to April 30, 1998. The Fund paid $140,461 and $176,418, and $114,053 and $220,509 to Harris Associates and Loomis Sayles, respectively, for the period May 1 to December 31, 1998 and the fiscal year ended December 31, 1999.

     For the Star Value Fund, Nvest Management paid $1,835,110 and $673,095 in subadvisory fees to Loomis Sayles for the fiscal year ended December 31, 1997 and the period January 1 to April 30, 1998, respectively. The Fund paid $1,277,533 and $1,634,514 in subadvisory fees to Loomis Sayles for the period May 1 to December 31, 1998 and the fiscal year ended December 31, 1999, respectively.

     Prior to July 31, 1997, Montgomery Asset Management, L.P., the predecessor to Montgomery, served as subadviser to the segments of the Star Worldwide and Star Small Cap Funds currently managed by Montgomery, pursuant to separate subadvisory agreements providing for the same subadvisory fees as are currently in effect in the subadvisory agreements with Montgomery.

     Prior to October 1, 1997, RS Investment Management served as subadviser to the segments of the Star Worldwide and Star Small Cap Funds that it currently manages, pursuant to separate subadvisory agreements providing for the same subadvisory fees as are currently in effect for such segment in the subadvisory agreements.

BROKERAGE COMMISSIONS

     For the fiscal years ended December 31, 1997, 1998 and 1999, brokerage transactions for the Star Advisers Fund aggregating $1,985,896,882, $150,204,537 and $597,331,571, respectively, were allocated to brokers providing research services, and $406,641, $164,649 and $653,867, respectively, in commissions were paid on these transactions. For the fiscal year ended December 31, 1997, 1998 and 1999, the Fund paid total brokerage commissions of $2,844,608, $2,180,020 and $3,184,677, respectively. For the fiscal years ending December 31, 1997, 1998 and 1999, the Fund paid $207,494, $39,570 and $106,400 in brokerage commissions to Harris Associates Securities L.P. ("HASLP"), a registered broker-dealer and an affiliate of Harris Associates. For the fiscal year ended December 31, 1999, the Fund paid 3.3% of its total brokerage commissions to HASLP and effected 2.8% of its total brokerage transactions through HASLP.

     For the fiscal years ending December 31, 1997, 1998 and 1999, brokerage transactions for the Star Worldwide Fund aggregating $127,118,826, $73,990,355 and $162,179,150, respectively, were allocated to brokers providing research services, and $79,513, $84,070 and $323,884, respectively, in commissions were paid on these transactions. For the fiscal years ending December 31, 1997, 1998 and 1999, the Fund paid total brokerage commissions of $1,046,316, $887,495 and $837,557, respectively. For the fiscal years ending December 31, 1997, 1998 and 1999, the Fund paid $21,298, $16,316 and $35,398 in brokerage commissions to HASLP. For the fiscal year ended December 31, 1999, the Fund paid 4.23% of its total brokerage commissions to HASLP and effected 5.7% of its total brokerage transactions through HASLP.

     For the period December 31, 1996 (commencement of operations) to December 31, 1997 and for the fiscal years ended December 31, 1998 and 1999, brokerage transactions for the Star Small Cap Fund aggregating $26,084,510, $21,619,565 and $39,905,597 were allocated to brokers providing research services, and $34,323, $48,385 and $112,113 in commissions were paid on these transactions. For the period December 31, 1996 to December 31, 1997 and for the fiscal years ended December 31, 1998 and 1999, the Fund paid total brokerage commissions of $298,987, $476,149 and $514,974. For the fiscal years ending December 31, 1997, 1998 and 1999, the Fund paid $24,483, $10,110 and $18,631 in brokerage commissions to HASLP. For the fiscal year ended December 31, 1999, the Fund paid 3.6% of its total brokerage commissions to HASLP and effected 4.0% of its total brokerage transactions through HASLP.

     In  1997,  1998  and  1999  brokerage  transactions  for  Star  Value  Fund
aggregating  $19,208,488,  $77,873,944  and  $223,245,053,   respectively,  were
allocated to brokers providing research services, and $29,690, $119,738, and $297,149, respectively, in commissions were paid on these transactions in such years. During 1997, 1998, and 1999 the Fund paid total brokerage commissions of $618,342, $967,035 and $810,251, respectively.

     For  more  information  about  the  Funds'  portfolio   transactions,   see
"Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay Nvest Funds Distributor, L.P. (the "Distributor"), fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Funds during the fiscal years ended December 31, 1997, 1998 and 1999:


         Fund                                1997            1998                     1999
         ----                                ----            ----                     ----
  Star Advisers Fund                        $967,853       $1,072,116         $1,212,508  (Class A)
                                          $4,220,821       $4,826,734         $5,635,995  (Class B)
                                            $875,440         $958,464         $1,075,550  (Class C)


                                        x

  Star Worldwide Fund                       $261,744         $285,578           $270,924  (Class A)
                                          $1,037,171       $1,235,217         $1,181,955  (Class B)
                                            $241,823         $249,303           $235,012  (Class C)

  Star Small Cap Fund                        $79,699         $132,793           $147,871  (Class A)
                                            $304,812         $569,200           $668,816  (Class B)
                                             $86,522         $142,047           $161,139  (Class C)

  Star Value Fund                           $819,873         $840,948           $674,343  (Class A)
                                            $661,091         $840,370           $740,246  (Class B)
                                             $52,413          $70,069            $49,847  (Class C)


During the fiscal year ended December 31, 1999, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):

STAR ADVISERS FUND

(Class A shares)

Compensation to Investment Dealers                            $1,207,997
Compensation to Distributor's Sales Personnel                   $778,810
           and Other Related Costs
                                                              ----------
                                                     TOTAL    $1,986,807

(Class B shares)

Compensation to Investment Dealers                            $1,139,823
Compensation to Distributor's Sales Personnel                   $911,105
           and Other Related Costs
                                                              ----------
                                                     TOTAL    $2,050,928

(Class C shares)

Compensation to Investment Dealers                            $1,031,730
Compensation to Distributor's Sales Personnel
           and Other Related Costs                              $220,442
                                                              ----------
                                                     TOTAL    $1,252,172

STAR WORLDWIDE FUND

(Class A shares)

Compensation to Investment Dealers                              $270,732
Compensation to Distributor's Sales Personnel                   $417,436
           and Other Related Costs
                                                              ----------
                                                     TOTAL      $688,168


(Class B shares)

Compensation to Investment Dealers                              $261,975
Compensation to Distributor's Sales Personnel
           and Other Related Costs                              $131,305
                                                              ----------
                                                     TOTAL      $393,280

(Class C shares)

Compensation to Investment Dealers                              $237,535
Compensation to Distributor's Sales Personnel
           and Other Related Costs                               $41,948
                                                              ----------
                                                     TOTAL      $279,483
STAR SMALL CAP FUND

(Class A shares)

Compensation to Investment Dealers                              $148,001
Compensation to Distributor's Sales Personnel
           and Other Related Costs                              $259,299
                                                              ----------
                                                     TOTAL      $407,300

(Class B shares)

Compensation to Investment Dealers                              $128,638
Compensation to Distributor's Sales Personnel
           and Other Related Costs                              $138,699
                                                              ----------
                                                     TOTAL      $267,337

(Class C shares)

Compensation to Investment Dealers                              $166,846
Compensation to Distributor's Sales Personnel
           and Other Related Costs                               $74,353
                                                              ----------
                                                     TOTAL      $241,199

STAR VALUE FUND

(Class A Shares)

Compensation to Investment Dealers                              $671,145
Compensation to Distributor's Sales Personnel
           and Other Related Costs                              $189,394
                                                              ----------
                                                     TOTAL      $860,539

(Class B Shares)

Compensation to Investment Dealers                              $138,078
Compensation to Distributor's Sales Personnel
           and Other Related Costs                               $90,760
                                                              ----------
                                                     TOTAL      $228,838

(Class C Shares)

Compensation to Investment Dealers                               $42,002
Compensation to Distributor's Sales Personnel
           and Other Related Costs                                $9,097
                                                              ----------
                                                     TOTAL       $51,099

     Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), MetLife Securities, Inc. ("MetLife Securities") and Nathan & Lewis Securities, Inc. ("Nathan & Lewis"), broker-dealer affiliates of the Distributor. New England Securities, MetLife Securities and Nathan & Lewis paid substantially all of the fees they received from the Distributor (a) in commissions to their sales personnel and (b) to defray sales-related overhead costs.

New England Securities
----------------------
                        Class A     Class B           Class C
Star Advisers          $704,375     $443,823          $129,678
Star Worldwide         $152,537     $94,045            $27,808
Star Small Cap          $80,962     $48,423            $28,593
Star Value             $496,805     $90,836            $11,983


MetLife Securities
------------------
                        Class A     Class B           Class C
Star Advisers           $22,016     $34,623           $7,375
Star Worldwide           $3,466      $7,132              $62
Star Small Cap           $2,369      $3,550               --
Star Value               $4,054      $3,932               --


Nathan & Lewis
--------------
                        Class A     Class B           Class C
Star Advisers            $4,709     $1,114             $4,057
Star Worldwide             $845       $470               $578
Star Small Cap             $393       $257                 --
Star Value               $2,762       $422               $208

--------------------------------------------------------------------------------

                            OWNERSHIP OF FUND SHARES

--------------------------------------------------------------------------------

     As of March 31, 2000, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes set forth below.

FUND                    SHAREHOLDER AND ADDRESS                                 OWNERSHIP PERCENTAGE
----                    -----------------------                                 --------------------
Star Advisers Fund

Class C shares          MPLF & S For the Sole Benefit of Its Customers                  6.82%
                        Attn Fund Administration ML#97VA7
                        4800 Deer Lake Drive East - 2nd Floor
                        Jacksonville, FL 32246-6484

Class Y shares

                        New England Mutual Life Insurance Co.                          54.03%
                        Seperate Investment Accounting
                        Attn Brenda Harmon
                        501 Boylston Street - 6th Floor
                        Boston, MA  02116-3706

                        New England Life Insurance Co.                                 14.24%
                        Insurance Accounting 6th floor
                        501 Boylston Street
                        Boston, MA  02116-3706


                        New England Life Insurance Co.                                 10.37%
                        C/o Mary Beth Klien
                        Insurance Accounting 6th floor
                        501 Boylston Street
                        Boston, MA  02116-3706


                        Metropolitan Life Insurance Co.                                18.17%
                        C/o Mary Beth Klein
                        Insurance Accounting 6th Fl.
                        501 Boylston Street
                        Boston, MA  02116-3706


Star Small Cap

Class B shares          MPLF & S For the Sole Benefit of Its Customers                  6.43%
                        Attn Fund Administration ML#97MR9
                        4800 Deer Lake Drive East - 2nd Floor
                        Jacksonville, FL 32246-6484

Class C shares          MPLF & S For the Sole Benefit of Its Customers                 13.74%
                        Attn Fund Administration ML#97UA9
                        4800 Deer Lake Drive East - 2nd Floor
                        Jacksonville, FL 32246-6484


                                      xiii


Star Value Fund

Class Y shares          Metropolitan Life Insurance Co. Issuer                         74.92%
                        501 Boylston Street
                        Boston, MA  02116-3706


                        New England Life Insurance Co.                                 23.34%
                        C/o Mary Beth Klein
                        Insurance Accounting 6th Fl.
                        501 Boylston St.
                        Boston, MA  02116-3706



--------------------------------------------------------------------------------

                       INVESTMENT PERFORMANCE OF THE FUNDS

--------------------------------------------------------------------------------

                      PERFORMANCE RESULTS - PERCENT CHANGE*
                         FOR THE PERIODS ENDED 12/31/99

STAR ADVISERS FUND

                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                             Since                               Since
Class A shares:  As a % of                        1 Year    5 Years         7/7/94**             5 Years        7/7/94**
-----------------------------------------         ------    --------        --------             -------        --------
Net Asset Value                                   46.44     235.49          256.89               27.39          26.11
Maximum Offering Price                            38.03     216.16          236.43               25.89          24.76


                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                             Since                               Since
Class B shares:  As a % of                        1 Year    5 Years         7/7/94**             5 Years        7/7/94**
-----------------------------------------         ------    --------        --------             -------        --------
Net Asset Value                                   45.36     223.44          242.82               26.46          25.18
Redemption at End of Period                       40.36     221.44          241.82               26.30          25.12

                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                             Since                               Since
Class C shares:  As a % of                        1 Year    5 Years         7/7/94**             5 Years        7/7/94**
-----------------------------------------         ------    --------        --------             -------        --------
Net Asset Value                                   45.31     223.35          242.89               26.45          25.19
Redemption at End of Period                       44.31     223.35          242.89               26.45          25.19
---------------------------

                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                             Since                               Since
Class Y shares:  As a % of                        1 Year    5 Years         11/15/94**           5 Years        11/15/94**
-----------------------------------------         ------    --------        --------             -------        --------
Net Asset Value                                   46.78     241.02          233.69               27.81          26.50



                                       xiv


STAR WORLDWIDE FUND

                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                           Since                          Since
Class A shares:  As a % of                           1 Year              12/29/95**                     12/29/95**
-----------------------------------------            ------              ----------                     ----------
Net Asset Value                                      37.63                 88.19                          17.10
Maximum Offering Price                               29.72                 77.40                          15.39


                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                           Since                          Since
Class B shares:  As a % of                           1 Year              12/29/95**                     12/29/95**
-----------------------------------------            ------              ----------                     ----------
Net Asset Value                                      36.62                 82.86                          16.26
Redemption at End of Period                          31.62                 80.86                          15.94


                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                           Since                          Since
Class C shares:  As a % of                           1 Year              12/29/95**                     12/29/95**
-----------------------------------------            ------              ----------                     ----------
Net Asset Value                                      36.50                 82.94                          16.28
Redemption at End of Period                          35.50                 82.94                          16.28
---------------------------


                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                           Since                          Since
Class Y shares:  As a % of                           1 Year              inception**                    inception**
-----------------------------------------            ------              -----------                    -----------
Net Asset Value                                      N\A                   N\A                            N\A


Star Small Cap Fund

                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                           Since                          Since
Class A shares:  As a % of                           1 Year              12/31/96**                     12/31/96**
-----------------------------------------            ------              ----------                     ----------
Net Asset Value                                      65.38                 114.29                         28.92
Maximum Offering Price                               55.82                 102.01                         26.41


                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                           Since                          Since
Class B shares:  As a % of                           1 Year              12/31/96**                     12/31/96**
-----------------------------------------            ------              ----------                     ----------
Net Asset Value                                      64.14                 109.61                         27.98
Redemption at End of Period                          59.14                 109.61                         27.37



                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                           Since                          Since
Class C shares:  As a % of                           1 Year              12/31/96**                     12/31/96**
-----------------------------------------            ------              ----------                     ----------
Net Asset Value                                      64.14                 109.61                         27.98
Redemption at End of Period                          63.14                 109.61                         27.98


                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------

                                                                           Since                          Since
Class Y shares:  As a % of                           1 Year             inception**                     inception**
-----------------------------------------            ------              ----------                     ----------
Net Asset Value                                      N/A                   N/A                            N/A


Star Value Fund

                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
Class A shares:  As a % of                           1 Year     5 Years      10 Years           5 Years        10 Years
-----------------------------------------            ------     -------      --------           -------        --------
Net Asset Value                                      -6.92       101.45       197.56             15.04           11.52
Maximum Offering Price                               -12.27      89.96        180.33             13.69           10.86


                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                           Since                              Since
Class B shares:  As a % of                           1 Year     5 Years      9/13/93**          5 Years        9/13/93**
-----------------------------------------            ------     -------      --------           -------        ---------
Net Asset Value                                      -7.61       93.36        102.08              14.17          11.82
Redemption at End of Period                          -11.41      91.99        102.08              13.93          11.82



                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                           Since                              Since
Class C shares:  As a % of                           1 Year     5 Years     12/30/94**           5 Years      12/30/94**
-----------------------------------------            ------     -------     ---------            -------      ----------
Net Asset Value                                      -7.60       94.16         94.16              14.19          14.18
Redemption at End of Period                          -8.36       94.16         94.16              14.19          14.18


                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                           Since                              Since
Class Y shares:  As a % of                           1 Year     5 Years      3/31/94**           5 Years       3/31/94**
-----------------------------------------            ------     -------      --------            -------       ---------
Net Asset Value                                      -6.72       103.99       108.85              15.32          13.66

[FN]
* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

** Commencement of Fund operations or offering of the specified class of shares.

     The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.